Segmented Information (Tables)	12 Months Ended
Mar. 31, 2025
Operating segments [Abstract]
Operating Segments

Operating Segments	Cannabis	Plant Propagation	Corporate	Total
	$	$	$	$
Year ended March 31, 2025
Gross revenue	319,858	54,382	—	374,240
Excise tax	(30,947)	—	—	(30,947)
Net revenue	288,911	54,382	—	343,293
Cost of sales	140,944	45,155	3,141	189,240
Gross profit before fair value adjustments	147,967	9,227	(3,141)	154,053
General and administration	75,598	5,934	15,725	97,257
Sales and marketing	56,171	110	—	56,281

Year Ended March 31, 2024
Gross revenue	254,421	44,759	—	299,180
Excise tax	(29,543)	—	—	(29,543)
Net revenue	224,878	44,759	—	269,637
Cost of sales	149,449	41,499	1,002	191,950
Gross profit before fair value adjustments	75,429	3,260	(1,002)	77,687
General and administration	73,057	3,252	15,016	91,325
Sales and marketing	51,859	51	—	51,910

Geographical Segments

Geographical Segments	Canada	EU	Australia	Other	Total
	$	$	$	$	$
Non-current assets other than financial instruments
March 31, 2025	294,204	29,751	40,908	—	364,863
March 31, 2024	308,816	29,368	38,197	14,001	390,382

Year ended March 31, 2025
Net revenue	206,283	83,349	53,661	—	343,293
Gross profit before fair value adjustments	62,660	59,602	31,791	—	154,053

Year Ended March 31, 2024
Net revenue	226,077	40,731	2,753	76	269,637
Gross profit (loss) before fair value adjustments	50,864	25,501	2,430	(1,108)	77,687